STATEMENT OF INVESTMENTS
(Unaudited)
September 30, 2022

BNY Mellon Ultra Short Income ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 9.6%
Drive Auto Receivables Trust, Series 2021-2, Class A3, 0.35%,
3/17/2025 126,085 125,952
Ford Credit Auto Lease Trust, Series 2021-B, Class A4, 0.40%,
12/15/2024 350,000 334,621
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A,
3.06%, 4/15/2026 300,000 291,776
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%,
8/15/2025
(a)
300,000 289,856
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%,
11/18/2025 350,000 333,578
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class A4,
0.48%, 9/15/2025
(a)
350,000 331,767
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%,
7/15/2026
(a)
300,000 293,192
Oscar US Funding XII LLC, Series 2021-1A, Class A3, 0.70%,
4/10/2025
(a)
300,000 287,171
World Omni Automobile Lease Securitization Trust, Series 2022-A,
Class A3, 3.21%, 2/18/2025 300,000 294,378
Total Asset-Backed Securities (cost $2,707,990) 2,582,291
Commercial Paper – 37.0%
Australia & New Zealand Banking Group Ltd., 0.33%, 11/08/2022
(a)(b)
750,000 747,421
Banco Santander SA, 4.28%, 3/22/2023
(a)(b)
600,000 587,985
Bank of Nova Scotia (The), 3.19% (3 Month SOFR + 0.23%),
1/27/2023
(a)(c)
250,000 249,925
Bedford Row Funding Corp., 3.50% (1 Month SOFR + 0.54%),
3/27/2023
(a)(c)
500,000 500,443
BPCE SA, 0.35%, 11/08/2022
(a)(b)
750,000 747,411
Collateralized Commercial Paper V Co., LLC, 3.46% (1 Month SOFR +
0.50%), 2/07/2023
(a)(c)
350,000 350,251
DNB Bank ASA, 3.66%, 5/15/2023
(a)(b)
600,000 583,410
Fairway Finance Co. LLC, 3.45%, 2/13/2023
(a)(b)
750,000 738,536
HSBC Bank PLC, 3.22% (1 Month SOFR + 0.24%), 2/02/2023
(a)(c)
750,000 749,747
National Australia Bank, 3.46% (1 Month SOFR + 0.50%),
3/08/2023
(a)(c)
750,000 750,613
National Bank of Canada, 3.30% (1 Month SOFR + 0.34%),
10/12/2022
(a)(c)
750,000 750,064
Oversea-Chinese Banking Corp., 3.38% (3 Month SOFR + 0.40%),
11/14/2022
(a)(c)
750,000 750,157
Skandinaviska Enskilda Banken , 3.37% (1 Month SOFR + 0.39%),
10/28/2022
(a)(c)
750,000 750,146
Societe Generale North America, Inc., 0.36%, 11/07/2022
(a)(b)
475,000 473,403
Svenska Handelsbanken AB, 3.54% (1 Month SOFR + 0.56%),
6/23/2023
(a)(c)
600,000 600,585
United Overseas Bank Ltd., 2.56% (1 Month SOFR + 0.46%),
2/23/2023
(a)(c)
625,000 625,379
Total Commercial Paper (cost $9,963,407) 9,955,476

STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 52.9%
Auto Manufacturers – 4.4%
American Honda Finance Corp., 2.90%, 2/16/2024 300,000 292,660
BMW US Capital LLC, 3.03% (3 Month SOFRIX + 0.38%), 8/12/2024
(a)
(c)
300,000 297,113
PACCAR Financial Corp., 3.55%, 8/11/2025 300,000 291,494
Toyota Motor Credit Corp., 2.61% (3 Month SOFR + 0.32%),
1/13/2025
(c)
300,000 296,719
1,177,986
Banks – 30.5%
ANZ New Zealand Int'l Ltd., 3.30% (3 Month SOFR + 0.60%),
2/18/2025
(a)(c)
300,000 297,504
ASB Bank Ltd., 3.13%, 5/23/2024
(a)
350,000 339,801
Banco Santander SA, 3.94% (3 Month SOFR + 1.24%), 5/24/2024
(c)
350,000 349,688
Bank of America Corp., 3.34% (3 Month BSBY + 0.43%), 5/28/2024
(c)
300,000 294,165
Bank of Montreal, 3.20% (3 Month SOFRIX + 0.35%), 12/08/2023
(c)
350,000 347,958
Bank of Nova Scotia (The), 2.68% (3 Month SOFR + 0.46%),
1/10/2025
(c)
300,000 294,551
Canadian Imperial Bank of Commerce
3.30% (3 Month SOFRIX + 0.40%), 12/14/2023
(c)
300,000 297,980
3.95%, 8/04/2025 275,000 265,765
Citigroup, Inc., 3.26% (3 Month SOFR + 0.67%), 5/01/2025
(c)
300,000 294,996
Credit Agricole SA, 3.75%, 4/24/2023
(a)
300,000 297,873
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023 750,000 748,607
3.15% (3 Month SOFR + 0.70%), 1/24/2025
(c)
200,000 196,476
JPMorgan Chase & Co., 3.59% (3 Month SOFR + 0.58%), 3/16/2024
(c)
300,000 297,911
Morgan Stanley, 3.13% (3 Month SOFR + 0.63%), 1/24/2025
(c)
300,000 294,553
National Australia Bank Ltd., 2.62% (3 Month SOFR + 0.38%),
1/12/2025
(a)(c)
300,000 296,710
Nordea Bank Abp , 0.63%, 5/24/2024
(a)
300,000 279,495
PNC Financial Services Group, Inc. (The), 3.50%, 1/23/2024 300,000 295,445
Royal Bank of Canada, Series G, 2.86% (3 Month SOFRIX + 0.44%),
1/21/2025
(c)
300,000 294,523
State Street Corp., 3.55%, 8/18/2025 98,000 94,706
Sumitomo Mitsui Financial Group, Inc., 0.51%, 1/12/2024 300,000 282,809
Sumitomo Mitsui Trust Bank Ltd., 3.34% (3 Month SOFR + 0.44%),
9/16/2024
(a)(c)
300,000 297,365
Svenska Handelsbanken AB, 3.90%, 11/20/2023 300,000 297,308
Toronto-Dominion Bank (The), 3.22% (3 Month SOFR + 0.35%),
9/10/2024
(c)
300,000 295,294
Truist Bank, 3.20%, 4/01/2024 300,000 293,081
UBS AG, 0.45%, 2/09/2024
(a)
300,000 282,306
Wells Fargo & Co., 3.00%, 2/19/2025 300,000 285,463

BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 52.9% (continued)
Banks – 30.5% (continued)
Westpac Banking Corp., 3.00% (3 Month SOFR + 0.30%),
11/18/2024
(c)
300,000 296,778
8,209,111
Beverages – 2.0%
Diageo Capital PLC, 3.50%, 9/18/2023 250,000 247,052
PepsiCo, Inc., 0.40%, 10/07/2023 300,000 288,837
535,889
Computers – 1.1%
International Business Machines Corp., 4.00%, 7/27/2025 300,000 294,368
294,368
Diversified Financial Services – 2.4%
American Express Co., 3.40%, 2/22/2024 300,000 294,768
Charles Schwab Corp. (The), 3.42% (3 Month SOFRIX + 0.50%),
3/18/2024
(c)
350,000 348,416
643,184
Food – 1.1%
Mondelez International, Inc., 2.13%, 3/17/2024 300,000 288,270
288,270
Machinery-Construction & Mining – 1.1%
Caterpillar Financial Services Corp., 2.38% (3 Month SOFR + 0.17%),
1/10/2024
(c)
300,000 298,630
298,630
Machinery-Diversified – 1.1%
John Deere Capital Corp., 0.45%, 1/17/2024 300,000 284,653
284,653
Pharmaceuticals – 2.1%
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 281,225
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 292,254
573,479
Pipelines – 1.3%
Enbridge, Inc., 3.09% (3 Month SOFR + 0.40%), 2/17/2023
(c)
350,000 349,263
349,263
Retail – 1.1%
Walmart, Inc., 3.90%, 9/09/2025 300,000 294,925
294,925
Semiconductors – 1.1%
Intel Corp., 3.70%, 7/29/2025 300,000 292,544
292,544
Software – 1.0%
Salesforce, Inc., 0.63%, 7/15/2024 300,000 279,869
279,869

STATEMENT OF INVESTMENTS
(Unaudited) (continued)

See Notes to Statement of Investments
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 52.9% (continued)
Telecommunications – 2.6%
AT&T, Inc., 3.61% (3 Month SOFRIX + 0.64%), 3/25/2024
(c)
350,000 348,045
Verizon Communications, Inc., 3.46% (3 Month SOFRIX + 0.50%),
3/22/2024
(c)
350,000 347,048
695,093
Total Corporate Bonds (cost $14,598,443) 14,217,264
Shares
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 2.99%
(d)(e)
(cost $41,000) 41,000 41,000
Total Investments (cost $27,310,840) 99.7% 26,796,031
Cash and Receivables (Net) 0.3% 67,563
Net Assets 100.0% 26,863,594
BSBY—Bloomberg Short-Term Bank Yield Index
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $13,545,629 or 50.42% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of September 30, 2022.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Ultra Short Income ETF (the
“fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2A-5.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each
Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S.
Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of September 30, 2022 in valuing the fund’s investments:

Fair Value Measurements
Turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At September 30, 2022, accumulated net unrealized depreciation on investments was $514,809, consisting of gross appreciation of $2,906 and gross depreciation of
$517,715.
At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,582,291 — 2,582,291
Commercial Paper — 9,955,476 — 9,955,476
Corporate Bonds — 14,217,264 — 14,217,264
Investment Companies 41,000 — — 41,000
†
See Statement of Investments for additional detailed categorizations, if any.